Common Stock Warrant Liability - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Jun. 11, 2010	Dec. 31, 2014	Feb. 27, 2015
Class Of Warrant Or Right [Line Items]
Aggregate purchase price of common stock warrant	$ 0.3
Warrant vested upon issuance		20.00%
Common stock warrants vesting percentage on each anniversary date		20.00%
Common stock warrants percentage vested		100.00%
Exercise price of warrants	$ 10.30	$ 6.17
Common stock warrants expiration date		2020-06
NABCO
Class Of Warrant Or Right [Line Items]
Price per share of common stock issued		$ 6.17
Subsequent Event
Class Of Warrant Or Right [Line Items]
Exercise price of warrants			$ 5.64
Common Stock
Class Of Warrant Or Right [Line Items]
Warrant issued to purchase common stock	1.5